UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($) shares in Millions, $ in Millions	Total	Total Lionsgate Studios Corp. Equity (Deficit)	Common Shares	Accumulated Deficit	Parent Net Investment	Accumulated Other Comprehensive Income	Non-controlling Interests		Previously Reported	Previously Reported Total Lionsgate Studios Corp. Equity (Deficit)	Previously Reported Common Shares	Previously Reported Accumulated Deficit	Previously Reported Parent Net Investment	Previously Reported Accumulated Other Comprehensive Income	Previously Reported Non-controlling Interests		Retroactive application of recapitalization	Retroactive application of recapitalization Common Shares	Retroactive application of recapitalization Accumulated Deficit	Retroactive application of recapitalization Parent Net Investment
Beginning balance (in shares) at Mar. 31, 2021			253.4								0.0							253.4
Beginning balance at Mar. 31, 2021	$ (235.3)	$ (236.9)	$ 0.0	$ (134.5)	$ 0.0	$ (102.4)	$ 1.6	[1]	$ (235.3)	$ (236.9)	$ 0.0	$ 0.0	$ (134.5)	$ (102.4)	$ 1.6	[1]	$ 0.0		$ (134.5)	$ 134.5
Net loss	11.6	11.1		11.1			0.5	[1]
Net transfers to Parent	(49.5)	(49.5)		(49.5)
Noncontrolling interests	(0.3)						(0.3)	[1]
Redeemable noncontrolling interests adjustment to redemption value	(98.6)	(98.6)		(98.6)
Other comprehensive income (loss)	112.6	112.6				112.6
Ending balance (in shares) at Mar. 31, 2022			253.4
Ending balance at Mar. 31, 2022	(259.5)	(261.3)	$ 0.0	(271.5)	0.0	10.2	1.8	[1]
Net loss	0.3	(0.3)		(0.3)			0.6	[1]
Net transfers to Parent	(550.4)	(550.4)		(550.4)
Noncontrolling interests	(0.9)						(0.9)	[1]
Redeemable noncontrolling interests adjustment to redemption value	(59.7)	(59.7)		(59.7)
Other comprehensive income (loss)	91.3	91.3				91.3
Ending balance (in shares) at Mar. 31, 2023			253.4								0.0							253.4
Ending balance at Mar. 31, 2023	(778.9)	(780.4)	$ 0.0	(881.9)	0.0	101.5	1.5	[1],[2]	(778.9)	(780.4)	$ 0.0	0.0	(881.9)	101.5	1.5	[2]			(881.9)	881.9
Net loss	(20.2)	(20.5)		(20.5)			0.3	[2]
Net transfers to Parent	(131.2)	(131.2)		(131.2)
Redeemable noncontrolling interests adjustment to redemption value	(5.9)	(5.9)		(5.9)
Other comprehensive income (loss)	17.8	17.8				17.8
Ending balance (in shares) at Jun. 30, 2023			253.4
Ending balance at Jun. 30, 2023	(918.4)	(920.2)	$ 0.0	(1,039.5)	0.0	119.3	1.8	[2]
Beginning balance (in shares) at Mar. 31, 2023			253.4								0.0							253.4
Beginning balance at Mar. 31, 2023	(778.9)	(780.4)	$ 0.0	(881.9)	0.0	101.5	1.5	[1],[2]	(778.9)	(780.4)	$ 0.0	0.0	(881.9)	101.5	1.5	[2]			(881.9)	881.9
Net loss	(92.0)	(93.5)		(93.5)			1.5	[1]
Net transfers to Parent	(239.5)	(239.5)		(239.5)
Noncontrolling interests	(0.8)						(0.8)	[1]
Redeemable noncontrolling interests adjustment to redemption value	(34.2)	(34.2)		(34.2)
Other comprehensive income (loss)	(4.8)	(4.8)				(4.8)
Ending balance (in shares) at Mar. 31, 2024			253.4								0.0							253.4
Ending balance at Mar. 31, 2024	(1,150.2)	(1,152.4)	$ 0.0	(1,249.1)	0.0	96.7	2.2	[1],[2]	$ (1,150.2)	$ (1,152.4)	$ 0.0	$ 0.0	$ (1,249.1)	$ 96.7	$ 2.2	[2]			$ (1,249.1)	$ 1,249.1
Net loss	(43.9)	(43.5)		(43.5)			(0.4)	[2]
Net transfers to Parent	(46.4)	(46.4)		(46.4)
Noncontrolling interests	33.0						33.0	[2]
Redeemable noncontrolling interests adjustment to redemption value	(0.2)	(0.2)		(0.2)
Other comprehensive income (loss)	(7.6)	(7.6)				(7.6)
Share-based compensation, Lionsgate contribution post Separation	6.6	6.6	$ 6.6
Issuance of LG Studios Common Shares upon Business Combination and PIPE Investments, net of issuance costs (in shares)			35.3
Issuance of LG Studios Common Shares upon Business Combination and PIPE Investments, net of issuance costs	282.7	282.7	$ 282.7
Ending balance (in shares) at Jun. 30, 2024			288.7
Ending balance at Jun. 30, 2024	$ (926.0)	$ (960.8)	$ 289.3	$ (1,339.2)	$ 0.0	$ 89.1	$ 34.8	[2]

[1]	Excludes redeemable noncontrolling interests, which are reflected in temporary equity (see Note 11).
[2]	Excludes redeemable noncontrolling interests, which are reflected in temporary equity (see Note 10).